CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 670,091,000	¥ 645,593,000	¥ 901,573,000
Cost of sales and services rendered	(314,505,000)	(376,092,000)	(356,796,000)
Gross profit	355,586,000	269,501,000	544,777,000
Selling expenses	(226,474,000)	(404,683,000)	(510,608,000)
General and administrative expenses	(150,379,000)	(206,971,000)	(230,646,000)
Operating result	(21,267,000)	(342,153,000)	(196,477,000)
Finance income	155,000	113,000	1,185,000
Finance costs	(21,635,000)	(27,230,000)	(29,189,000)
Other gains/(losses), net	(24,920,000)	6,074,000	600,000
Fair value loss of convertible note	(26,506,000)	(4,240,000)	(1,599,000)
Impairment of non-current assets		(313,959,000)	(32,969,000)
Share of (losses)/profits of investments accounted for using the equity method		81,000	(1,043,000)
Loss before income tax	(94,173,000)	(681,314,000)	(259,492,000)
Income tax credit	18,067,000	11,798,000	12,587,000
Loss for the year	(76,106,000)	(669,516,000)	(246,905,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(665,000)	574,000	(731,000)
Revaluation of investment properties upon transfer from property, plant and equipment	5,964,000
Total other comprehensive income/(loss) for the year, net of tax	5,299,000	574,000	(731,000)
Total comprehensive income/(loss) for the year	(70,807,000)	(668,942,000)	(247,636,000)
Loss attributable to:
Owners of the Company	(76,247,000)	(586,619,000)	(235,479,000)
Non-controlling interests	141,000	(82,897,000)	(11,426,000)
Loss for the year	¥ (76,106,000)	¥ (669,516,000)	¥ (246,905,000)
Loss per share for loss attributable to owners of the Company (in RMB per share)
-Basic	¥ (0.93)	¥ (8.89)	¥ (3.61)
-Diluted	¥ (0.93)	¥ (8.89)	¥ (3.61)
Total comprehensive loss attributable to:
Owners of the Company	¥ (70,948,000)	¥ (586,045,000)	¥ (236,210,000)
Non-controlling interests	141,000	(82,897,000)	(11,426,000)
Total comprehensive income/(loss) for the year	¥ (70,807,000)	¥ (668,942,000)	¥ (247,636,000)